Loss per Share (Tables)	6 Months Ended
Jun. 30, 2023
Loss per Share [Abstract]
Net Loss Per Common Share
The calculation of net loss per common share is summarized below:

	June 30, 2023	From January 20, 2022 to June 30, 2022

Net loss	$(7,914)	$-
Less: Dividends to non-vested participating securities	(77)	-
Net loss attributable to common shareholders, basic & diluted	$(7,991)	$-

Weighted average common shares outstanding, basic & diluted	8,030,666	500

Net loss per share attributable to common shareholders, basic & diluted	$(0.99)	$-